Derivative Instruments - Interest Rate Swap Agreements (Parenthetical) (Detail) In Millions, unless otherwise specified			6 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2014 EUR (€)	Jun. 30, 2014 Minimum [Member]	Jun. 30, 2014 Maximum [Member]
Derivative [Line Items]
Variable interest rate on Debt			0.30%	2.80%
Reduced Principal amount denominated Interest rate swaps	$ 96.0	€ 70.1